Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accrued Expenses
Schedule of accrued expenses

	As of
	March 31,	December 31,
	2015	2014
	(unaudited)	(audited)
Accrued compensation	$188,105	$128,135
Accrued rent	37,537	36,149
Accrued sales tax	3,216	37,484
Total accrued expenses	$228,858	$201,768

	As of
	December 31,	December 31,
	2014	2013
Accrued compensation	$128,135	$122,517
Accrued rent	36,149	30,596
Accrued sales tax	37,484	-
Total accrued expenses	$201,768	$153,113